Provisions on Assets - Schedule of Provisions on Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions On Assets Disclosure
Provisions on assets	$ 109	$ 416
Midstream
Provisions On Assets Disclosure
Provisions on assets	$ 106	34
Corporate/Other
Provisions On Assets Disclosure
Provisions on assets		$ 382